Rental Expenses and Sub-Lease Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Operating Leased Assets [Line Items]
The total minimum lease payments during the year recognized in the consolidated statement of income	$ 127.6	7,655.7	7,006.1	5,382.0
Sub-lease income recognized in the consolidated statement of income	$ 5.0	297.0	242.2	241.7